NEWREZ LLC ABS-15G

Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)
NewRez LLC(2)
Name of the Issuing Entity	CIK Number	Check if Registered	Name of Originator(3)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets That Were Repurchased or Replaced(5)			Assets Pending Repurchase or Replacement(6)			Demand in Dispute(7)			Demand Withdrawn(8)			Demand Rejected(9)
(a)	(a)	(b)	(c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
				(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Type: Residential Mortgage Loans
GNMA CS8775	N/A		NewRez LLC	25	$ 2,954,317	100.00%	1	$ 124,738	4.22%	1	$ 124,738	4.22%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CE6771	N/A		NewRez LLC	553	$ 173,784,003	100.00%	1	$ 598,455	0.34%	1	$ 598,455	0.34%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CR6618	N/A		NewRez LLC	49	$ 13,045,772	100.00%	1	$ 225,834	1.73%	1	$ 225,834	1.73%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CS5397	N/A		NewRez LLC	14	$ 1,394,052	100.00%	1	$ 103,270	7.41%	1	$ 103,270	7.41%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CS8738	N/A		NewRez LLC	115	$ 39,290,643	100.00%	1	$ 463,524	1.18%	1	$ 463,524	1.18%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CT5126	N/A		NewRez LLC	40	$ 2,905,849	100.00%	1	$ 80,800	2.78%	1	$ 80,800	2.78%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CU4971	N/A		NewRez LLC	35	$ 3,379,425	100.00%	1	$ 101,134	2.99%	1	$ 101,134	2.99%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CS1849	N/A		NewRez LLC	67	$ 26,178,341	100.00%	1	$ 357,420	1.37%	1	$ 357,420	1.37%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CP4079	N/A		NewRez LLC	12	$ 4,152,078	100.00%	1	$ 589,898	14.21%	1	$ 589,898	14.21%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CP4055	N/A		NewRez LLC	92	$ 34,800,147	100.00%	1	$ 525,000	1.51%	1	$ 525,000	1.51%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CQ4459	N/A		NewRez LLC	88	$ 28,020,654	100.00%	1	$ 319,842	1.14%	1	$ 319,842	1.14%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CQ4468	N/A		NewRez LLC	155	$ 51,140,005	100.00%	1	$ 379,176	0.74%	1	$ 379,176	0.74%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CW5976	N/A		NewRez LLC	43	$ 17,770,396	100.00%	1	$ 298,002	1.68%	1	$ 298,002	1.68%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CV9354	N/A		NewRez LLC	13	$ 1,542,730	100.00%	1	$ 115,995	7.52%	1	$ 115,995	7.52%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CV1488	N/A		NewRez LLC	44	$ 8,234,494	100.00%	1	$ 192,547	2.34%	1	$ 192,547	2.34%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
GNMA CX8386	N/A		NewRez LLC	62	$ 25,064,356	100.00%	1	$ 441,849	1.76%	1	$ 441,849	1.76%	-	-	0.00%	-	-	0.00%	0	$ -	0.00%	-	-	0.00%
Grand Total	N/A		NewRez LLC	1,407	$ 433,657,262	100.00%	16	$ 4,917,484	1.13%	16	$ 4,917,484	1.13%	-	-	0.00%	-	-	0.00%	-	$ -	0.00%	-	-	0.00%

Footnotes:

(1)       In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

(2)       NewRez LLC (f/k/a New Penn Financial, LLC) is an issuer of Ginnie Mae mortgage-backed securities.

(3)       In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets.

(4)       Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(5)        “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(6)        “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7)         “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(8)         “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9)         “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.